Other Current Monetary Assets - Summary of Other Current Monetary Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Other Current Monetary Assets [Abstract]
Time deposits and negotiable certificates of deposit with maturities of more than three months	$ 3,499		$ 4,596
Others	1,562		1,528
Other current monetary assets	$ 5,061	$ 183	$ 6,124